THE MAINSTAY GROUP OF FUNDS

Supplement dated January 10, 2012 (“Supplement”) to:

Prospectus for MainStay Income and Blended Funds dated February 28, 2011, as supplemented
Prospectus for MainStay Equity Funds dated February 28, 2011, as supplemented
Prospectus for MainStay Asset Allocation Funds dated February 28, 2011, as supplemented
Prospectus for MainStay Retirement Funds dated February 28, 2011, as supplemented
(collectively referred to as the “Prospectuses”)

This Supplement updates certain information contained in the Shareholder Guide of the above dated Prospectuses. You may obtain copies of the Summary Prospectuses, Prospectuses and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

Effective January 1, 2012, dividends from the net investment income (if any) of MainStay ICAP Global Fund and MainStay ICAP International Fund will be declared and paid at least annually.  In addition, dividends from the net investment income (if any) of MainStay High Yield Municipal Bond Fund and MainStay Tax Free Bond Fund will be declared daily and paid at least monthly.  Accordingly, the tables in the section entitled “Dividends and Distributions” of the Shareholder Guide are hereby deleted and replaced as follows:

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least annually:

MainStay 130/30 Core Fund, MainStay 130/30 International Fund, MainStay Common Stock Fund, MainStay Epoch Global Choice Fund, MainStay Epoch International Small Cap Fund, MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S. Equity Fund, MainStay Growth Allocation Fund, MainStay Growth Equity Fund, MainStay ICAP Global Fund, MainStay ICAP International Fund, MainStay International Equity Fund, MainStay Large Cap Growth Fund, MainStay MAP Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund, MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund, MainStay Retirement 2050 Fund, MainStay S&P 500 Index Fund and MainStay U.S. Small Cap Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least quarterly:

MainStay Balanced Fund, MainStay Convertible Fund, MainStay Conservative Allocation Fund, MainStay Epoch Global Equity Yield Fund, MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay Income Builder Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least monthly:

MainStay Flexible Bond Opportunities Fund, MainStay Global High Income Fund, MainStay Government Fund, MainStay High Yield Corporate Bond Fund, MainStay High Yield Opportunities Fund, MainStay Indexed Bond Fund, MainStay Intermediate Term Bond Fund and MainStay Short Term Bond Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared daily and paid at least monthly:

MainStay Cash Reserves Fund, MainStay Floating Rate Fund, MainStay High Yield Municipal Bond Fund, MainStay Money Market Fund, MainStay Principal Preservation Fund and MainStay Tax Free Bond Fund

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.